ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended																			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 AutoNavi BVI	Dec. 31, 2013 AutoNavi Investment	Dec. 31, 2013 AutoNavi Asia	Dec. 31, 2013 AutoNavi Japan	Dec. 31, 2013 AutoNavi USA	Dec. 31, 2013 Alohar	Dec. 31, 2013 AutoNavi Technology	Dec. 31, 2013 AutoNavi Technology Exclusive Technology Consulting and Service Agreements	Dec. 31, 2013 AutoNavi Technology Patent, Know-how and Domain Name License Agreements	Dec. 31, 2013 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name CNY	Dec. 31, 2013 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Domain name Maximum	Dec. 31, 2013 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent CNY	Dec. 31, 2013 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Patent Maximum	Dec. 31, 2013 AutoNavi Technology Patent, Know-how and Domain Name License Agreements Know-hows CNY	Dec. 31, 2013 AutoNavi Technology Exclusive Purchase Option Agreements	Dec. 31, 2013 AutoNavi Technology Operating Agreements	Dec. 31, 2013 Etag	Mar. 24, 2011 Etag	Dec. 31, 2013 AutoNavi Software VIE - Primary Beneficiary	Dec. 31, 2013 MapABC Technology VIE - Primary Beneficiary	Dec. 31, 2013 ADF Navigation VIE - Primary Beneficiary	Dec. 31, 2013 PDAger VIE - Primary Beneficiary	Dec. 31, 2013 ZKPH VIE - Primary Beneficiary	Dec. 31, 2013 Xingtiandi Technology VIE - Primary Beneficiary	Dec. 31, 2013 AutoNavi Xiamen VIE - Primary Beneficiary	Dec. 31, 2013 Yadao Ads VIE - Primary Beneficiary	Dec. 31, 2013 Yadao Media VIE - Primary Beneficiary
Subsidiaries, VIEs and VIE's subsidiaries
Percentage of economic ownership		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%										100.00%
Percentage of economic ownership in VIE and its subsidiaries																				100.00%	100.00%	61.91%	100.00%	75.00%	100.00%	100.00%	70.00%	70.00%
Percentage of legal ownership		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%										100.00%
Ownership interest (as a percent)																			100.00%
Limit on the amount of services provided to VIEs	$ 0
Notice period to terminate the agreement									30 days								30 days
Annual license fee to VIEs											10,000		50,000		50,000
Term of agreement										10 years		10 years		10 years
Extension periods allowed										1 year						10 years